Offerings	Apr. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 805,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 123,245.50
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 0.00
Amount of Registration Fee	$ 0.00